Summary of Significant Accounting Policies (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Inventory		$ 2,536,668
Residual Value of Leased Asset
Percentage of customer product warrant		0.40%		0.40%	0.40%
Contract liabilities		$ 3,635,144	530,817
Recognized tax benefit rate		50.00%
Cash		$ 13,635,649
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Contract liabilities		$ 20,098,561	$ 28,815,934
Customer Concentration Risk [Member] | One Customer [Member] | Revenue, Segment Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		66.00%
Customer Concentration Risk [Member] | One third party customer [Member] | Revenue, Segment Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.00%
Customer Concentration Risk [Member] | One related party customer[Member] | Revenue, Segment Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			99.00%
Customer Concentration Risk [Member] | One Supllier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		17.00%	30.00%
Customer Concentration Risk [Member] | Two Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		10.00%	15.00%
Customer Concentration Risk [Member] | Three Suppliers [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.00%
Customer Concentration Risk [Member] | Four Supplier [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.00%
Customer Concentration Risk [Member] | One Related Party Supplier [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		55.00%	64.50%
Customer Concentration Risk [Member] | One Third Party Supplier [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		16.90%	14.80%
Vietnam [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount		$ 4,150,438
SINGAPORE
Summary of Significant Accounting Policies [Line Items]
Deposited amount		6,025,391
FDIC				$ 100,000
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Deposited amount		1,011,141
FDIC		250,000
JAPAN
Summary of Significant Accounting Policies [Line Items]
Deposited amount		1,095,566
FDIC		10,000,000
Ethiopia [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited amount		1,133,105
CHINA
Summary of Significant Accounting Policies [Line Items]
Deposited amount		220,008
FDIC		$ 68,500			¥ 500,000